UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2009 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    February 5, 2010


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:   119780


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Arena Resources Inc            Common Stock    040049108      5,509    127,750                 Sole     None     Sole
Cabot Oil & Gas Corp           Common Stock    127097103      2,263     61,100                 Sole     None     Sole
Chesapeake Energy Corp         Common Stock    165167107      4,658    180,000                 Sole     one      Sole
Comstock Resources             Common Stock    205768203     12,061    297,300                 Sole     None     Sole
Exco Resources                 Common Stock    269279402      3,773    177,700                 sole     None     Sole
Gastar Exploration, Ltd.       Common Stock    367299104        924    192,997                 Sole     None     Sole
Gulfport Energy Corp.          Common Stock    402635304      2,349    205,126                 Sole     None     Sole
Hess Corp.                     Common Stock    42809H107     10,394    171,800                 Sole     None     Sole
Mariner Energy                 Common Stock    56845T305      3,514    302,000                 Sole     None     Sole
Murphy Oil Corp.               common Stock    626717102      4,477     82,600                 Sole     None     Sole
Newfield Exploration           Common Stock    651290108      7,201    149,300                 Sole     None     Sole
Nexen Inc                      Common Stock    65334H102      5,961    249,100                 Sole     None     Sole
Occidental Petroleum           Common Stock    674599105      4,873     59,900                 Sole     None     Sole
Petrobank Energy & Resources   Common Stock    71645P106     17,148    353,613                 Sole     None     Sole
Quicksiler Resources Inc       Common Stock    74837R104      2,672    178,000                 SOle     None     Sole
St. Mary Land and Exploration  Common Stock    792228108      9,231    269,600                 Sole     None     Sole
Suncor Energy, Inc.            Common Stock    867229106      1,116     31,600                 Sole     None     Sole
Ultra Petroleum Corp           Common Stock    903914109      9,831    197,172                 Sole     None     Sole
Whiting Petroleum Corp         Common Stock    966387102     11,425    159,900                 Sole     None     Sole
